Mergers and Acquisitions	12 Months Ended
Jun. 30, 2012
Mergers and Acquisitions.
Mergers and Acquisitions

Note 5. Mergers and Acquisitions

Fiscal 2012 Acquisitions

Dyaptive Systems Inc. (“Dyaptive”)

In January 2012, the Company completed the acquisition of Dyaptive Systems Inc. (“Dyaptive”) based in Vancouver, Canada. The Company acquired tangible and intangible assets and assumed liabilities of Dyaptive for a total purchase price of CAD 14.9 million (approximately USD 14.8 million) in cash, including a holdback payment of CAD 2.0 million (approximately USD 2.0 million), which is reserved for potential breach of representations and warranties, due on December 14, 2012.

Dyaptive is a provider of wireless laboratory test tools for base station and network load simulators. By acquiring Dyaptive, the Company expects to strengthen its laboratory product portfolio and to offer field service and production test tools that are complementary to its current products. Dyaptive is included in the Company’s Communications Test and Measurement (“CommTest”) segment.

The Company accounted for the transaction in accordance with the authoritative guidance on business combinations; therefore, the tangible and intangible assets acquired and liabilities assumed were recorded at fair value on the acquisition date.

The purchase price was allocated as follows (in millions, in USD):

Net tangible assets acquired	$3.4
Intangible assets acquired:
Developed technology	6.2
Customer relationships	2.3
Others	0.9
Goodwill	2.0
Total purchase price	$14.8

The following table summarizes the components of the tangible assets acquired and liabilities assumed at fair value (in millions):

Cash	$4.0
Accounts receivable	0.9
Inventories	0.8
Property and equipment	0.5
Accounts payable	(0.2)
Deferred revenue	(0.3)
Employee related liabilities	(2.3)
Net tangible assets acquired	$3.4

The fair value of acquired developed technology and customer relationships was determined based on an income approach using the discounted cash flow method. The acquired developed technology and customer relationship intangible assets are being amortized over their estimated useful lives of four years. Acquired intangible assets are classified as Level 3 assets for which fair value is derived from valuation based on inputs that are unobservable and significant to the overall fair value measurement.

The goodwill arising from this acquisition is primarily attributed to sales of future products and services and the assembled workforce of Dyaptive. Goodwill is not being amortized but is reviewed annually for impairment, or more frequently if impairment indicators arise, in accordance with authoritative guidance. Goodwill has been assigned to the CommTest segment and is not deductible for tax purposes.

Dyaptive’s results of operations have been included in the Company’s consolidated financial statements subsequent to the date of acquisition. Pro forma results of operations have not been presented because the effect of the acquisition was not material to prior period financial statements.

QuantaSol Limited (“QuantaSol”)

In July 2011, the Company purchased critical product design, patented intellectual technology, and other assets from QuantaSol, a concentrated photovoltaic (“CPV”) provider, for a total cash purchase price consideration of $3.7 million. The purchased assets are included in the Company’s Communications and Commercial Optical Products (“CCOP”) segment.

The Company accounted for the transaction in accordance with the authoritative guidance on business combinations; therefore, the tangible and intangible assets acquired were recorded at fair value on the acquisition date. The acquired intangible assets are classified as Level 3 assets for which fair value is derived from valuation based on inputs that are unobservable and significant to the overall fair value measurement.

The $3.7 million purchase price was allocated primarily to developed technology and is being amortized over an estimated useful life of four years.

Fiscal 2010 Acquisitions

Network Solutions Division of Agilent Technologies, Inc. (“NSD”)

In May 2010, the Company purchased NSD from Agilent Technologies, Inc. for a total purchase price consideration of approximately $163.8 million in cash. NSD is included in the Company’s CommTest segment.

The purchase price was allocated as follows (in millions):

Net tangible assets acquired	$27.9
Intangible assets acquired:
Developed technology	42.7
Customer relationships	30.8
In-process research and development	9.8
Customer backlog	5.8
Goodwill	46.8
Total purchase price	$163.8

The following table summarizes the components of the tangible assets acquired at fair value (in millions):

Accounts receivable	$26.8
Inventories	4.7
Property and equipment	4.8
Accounts payable	(4.8)
Deferred revenue	(6.3)
Other assets and liabilities, net	2.7
Net tangible assets acquired	$27.9

The acquired intangible assets, except for in-process research and development (“IPR&D”), are being amortized over their estimated useful lives, which are presented in the table below :

Developed technology	5 years
Customer relationships	5 to 9 years
Customer backlog	1 to 2 years

NSD’s results of operations have been included in the Company’s consolidated financial statements subsequent to the date of acquisition. The financial information in the table below summarizes the results of operations of the Company and NSD, on a pro forma basis, as though the companies have been combined as of the beginning of each of the years presented:

(in millions, except per share data)	July 3, 2010
Pro forma net revenue	1,497.5
Pro forma net loss	(79.1)
Pro Forma net loss per share - basic and diluted	(0.36)

Storage Network Tools Business of Finisar Corporation (“SNT”)

In July 2009, the Company purchased the Storage Network Tools business (“SNT”) from Finisar for approximately $40.7 million in cash. SNT is included in JDSU’s Communications Test and Measurement segment.

The Company accounted for the transaction in accordance with the authoritative guidance on business combinations; therefore, the tangible and intangible assets acquired and liabilities assumed were recorded at fair value on the acquisition date.

The purchase price was allocated as follows (in millions, in USD):

Net tangible assets acquired	$1.8
Intangible assets acquired:
Developed technology	16.2
Customer relationships	10.0
In-process research and development	1.5
Other	1.3
Goodwill	9.9
Total purchase price	$40.7

The following table summarizes the components of the tangible assets acquired at fair value (in millions):

Inventories	$1.5
Property and equipment	0.6
Deferred revenue	(0.1)
Other assets and liabilities, net	(0.2)
Net tangible assets acquired	$1.8

The acquired intangible assets, except for IPR&D, are being amortized over their estimated useful lives, which are presented in the table below:

Customer relationships	6 years
Developed technology	5 years
Trademark/tradename	5 years
Internally used software	3 years